Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 Integer Aircraft
Disclosure of voluntary change in accounting policy [line items]
Salvage value assets rate	15.00%
Extension Of Ticket Expiry	extended the tickets expiration to certain ticket to June 30, 2022, for those tickets which were scheduled to expire before June 2021.
Boeing 737-700 [member]
Disclosure of voluntary change in accounting policy [line items]
Number Of Aircraft Sold | Aircraft	3
Number Of Aircraft Operated | Integer	11
Useful life of aircraft	3 years